DUE FROM RELATED PARTIES	12 Months Ended
Dec. 31, 2024
Due From Related Parties
DUE FROM RELATED PARTIES

NOTE 7 — DUE FROM RELATED PARTIES

Due from related parties as of December 31, 2024 and 2023 represents amounts receivable from related entities of the Company. The receivables are unsecured, bear no interest and are due on demand. The due from related parties (short term) are recoverable within one year. The management is in ongoing discussion with the seller of PIN which constitutes the major portion of the due from related parties (short term) to agree to the settlement agreement for repayment of the receivable which is expected to be settled within 2025. The original expiry of the receivable was three years from the date of acquisition which is April 30, 2025.

	As of December 31,
	2024	2023

Due from related parties (Short term)
Due from MSJ Foundation	$-	$26,276
Due from Entrepreneur Resorts Limited and Subsidiaries	32,782	4,782,251
BMV Finance	2,042,586	-
Simon Zutshi	1,391,747	-
BG3 Ltd.	728,052	-
Zutshi LLP	393,252	-
Vision1 Investments	289,511	-
Crowd Property	269,110	-
Throckley	216,217	-
Property Mastermind International	122,165	-
Others	229,319	158,206
Total due from related parties (short term)	$5,714,741	$4,966,733

Due from related parties (Long term)
BMV Finance	$-	$2,076,221
Simon Zutshi	-	1,395,228
BG3 Ltd.	-	740,506
Zutshi LLP	-	399,979
Vision1 Investments	-	294,464
Crowd Property	-	273,713
Throckley	-	219,916
Property Mastermind International	-	124,577
Others	-	103,694
Total due from related parties (long term)	$-	$5,628,298
	$5,714,741	$10,595,031

During the year 2024, the amount due from Entrepreneur Resorts Limited was converted into 1,739,000 shares of common stock at a price per share of US $2.75.